UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Schultze Asset Management, LLC
Address: 3000 Westchester Avenue

         Purchase, NY  10577

13F File Number:  28-11358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. George J. Schultze
Title:     Managing Member
Phone:     914-701-5260

Signature, Place, and Date of Signing:

     George J. Schultze     Purchase, NY     July 20, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $226,695 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAUSCH & LOMB INC              COM              071707103     2427    49499 SH       Sole                    49499        0        0
BLOCKBUSTER INC                CL A             093679108    16346  3282306 SH       Sole                  3282306        0        0
GOLD KIST INC                  COM              380614107     8283   619534 SH       Sole                   619534        0        0
HAWAIIAN HOLDINGS INC          COM              419879101     5425  1595513 SH       Sole                  1595513        0        0
HORIZON OFFSHORE INC           COM NEW          44043j204      908    43324 SH       Sole                    43324        0        0
IDT CORP                       CL B             448947309     8686   629861 SH       Sole                   629861        0        0
IMPERIAL SUGAR CO NEW          COM NEW          453096208     5143   216842 SH       Sole                   216842        0        0
INTERNATIONAL COAL GRP INC N   COM              45928h106    26022  3619174 SH       Sole                  3619174        0        0
KINDRED HEALTHCARE INC         COM              494580103     1482    57000 SH       Sole                    57000        0        0
KRISPY KREME DOUGHNUTS INC     COM              501014104    28279  3474108 SH       Sole                  3474108        0        0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207     3330    73489 SH       Sole                    73489        0        0
MERCK & CO INC                 COM              589331107     3506    96240 SH       Sole                    96240        0        0
MIRANT CORP NEW                COM              60467r100    22162   826953 SH       Sole                   826953        0        0
MOVIE GALLERY INC              COM              624581104    26506  4268314 SH       Sole                  4268314        0        0
NTL INC DEL                    COM              62941w101     2997   120367 SH       Sole                   120367        0        0
PILGRIMS PRIDE CORP            COM              721467108    11863   459809 SH       Sole                   459809        0        0
SEARS HLDGS CORP               COM              812350106    13235    85221 SH       Sole                    85221        0        0
VERIZON COMMUNICATIONS         COM              92343v104    18233   544440 SH       Sole                   544440        0        0
WASHINGTON GROUP INTL INC      COM NEW          938862208    21862   409859 SH       Sole                   409859        0        0